Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 15 — TRANSACTIONS WITH RELATED PARTIES:

A. During the years 2022-2023, the Company received from Medigus, a related party, a loan which later on was amended to a credit facility, payable upon the completion of the Company’s IPO which took place in July 2023. In addition, on October 30, 2022, the Company entered into a consulting agreement with Medigus pursuant to which Medigus will serve as its independent consultant for a monthly fee of $10,000, effective upon the closing of the Company’s IPO and terminating on the three-year anniversary of the closing of the Company’s IPO. The Company may terminate the consulting agreement any time after the closing of the Company’s IPO upon providing three months advance notice. The total amount payable to Medigus as of December 31, 2023 was $0

B. On July 31, 2023, the Company entered into a consulting agreement with Maris-Tech Ltd, pursuant to which Maris will serve as its independent consultant for a monthly fee of $10,000. The Chairman of the Board of Directors of the Company is also the Chairman of the Board of Directors of Maris-Tech. Either party may terminate the consulting agreement entirely with a 90-day prior written notice provided to the other party. In October 2023, the Company expanded the collaboration into the drones defense market with Maris, to develop a unified product, integrating safety technology and predictive maintenance. In addition, the Company will explore the possibility of enhancing the capabilities of its failure prediction and emergency safety system, utilizing the AI acceleration capabilities in Maris’s OEM products. The total amount payable to Maris-Tech as of December 31, 2023 was $0.

C. During the year 2021, the Company entered into two transactions with Rocketmine (Pty) Ltd., an affiliate of the Former Parent Company, pursuant to which Rocketmine (Pty) Ltd purchased the Company’s products for a total amount of $11,140.